Goodwill and Other Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 633	$ 633
Accumulated Amortization	(194)	(142)
Net Other Intangible Assets	439	491
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	223	223
Accumulated Amortization	(92)	(58)
Net Other Intangible Assets	131	165
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	220	220
Accumulated Amortization	0	0
Net Other Intangible Assets	220	220
VOBA
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	141	141
Accumulated Amortization	(90)	(74)
Net Other Intangible Assets	51	67
Licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	37	37
Accumulated Amortization	0	0
Net Other Intangible Assets	37	37
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12	12
Accumulated Amortization	(12)	(10)
Net Other Intangible Assets	$ 0	$ 2